Expense Example, No Redemption - Ashmore Emerging Markets Small-Cap Equity Fund - Series I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	0
Expense Example, No Redemption, 5 Years	0
Expense Example, No Redemption, 10 Years	$ 0